2. Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gross Value of property plant and equipment		$ 2,220	$ 2,899
Less: accumulated depreciation and amortization		(946)	(1,866)
Total property and equipment, net	1,263	1,274	1,033
Equipment
Gross Value of property plant and equipment		1,196	1,484
Software
Gross Value of property plant and equipment		730	640
Furniture and fixtures
Gross Value of property plant and equipment		124	605
Leasehold improvements
Gross Value of property plant and equipment		$ 170	$ 170